February 22, 2018

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Large Cap Equity Fund

(Class A, C, I and Y Shares)

Supplement to Summary Prospectus and Prospectus

dated May 1, 2017

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the prospectus:

Irene D. O'Neill, CFA, Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2003. Ms. O'Neill is a Managing Director of The Bank of New York Mellon (BNY Mellon), an affiliate of Dreyfus. Messrs. Lee and Sauber have been primary portfolio managers of the fund since February 2018 and are Senior Analysts at BNY Mellon Wealth Management. Ms. O'Neill and Messrs. Lee and Sauber are employees of BNY Mellon and Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

Irene D. O'Neill, CFA, Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2003. Ms. O'Neill has been a Managing Director of BNY Mellon, an affiliate of Dreyfus, since 2006. She has been employed by Dreyfus since March 2008. Messrs. Lee and Sauber have been primary portfolio managers of the fund since February 2018. Messrs. Lee and Sauber are Senior Analysts at BNY Mellon Wealth Management and have been members of the Large Cap Equity Team since 2005 and 2006, respectively. Messrs. Lee and Sauber have been employees of Dreyfus since November 2017 and February 2018, respectively. Ms. O'Neill and Messrs. Lee and Sauber manage the fund in their capacity as employees of BNY Mellon and Dreyfus.

6535STK0218

February 22, 2018

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Large Cap Growth Fund

(Class A, C, I and Y Shares)

Supplement to Summary Prospectus and Prospectus

dated May 1, 2017

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the prospectus:

Irene D. O'Neill, CFA, Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2005 and is the fund's lead portfolio manager. Ms. O'Neill is a Managing Director of The Bank of New York Mellon (BNY Mellon), an affiliate of Dreyfus. Messrs. Lee and Sauber have been primary portfolio managers of the fund since November 2017 and February 2018, respectfully, and are Senior Analysts at BNY Mellon Wealth Management.  Ms. O'Neill and Messrs. Lee and Sauber are employees of BNY Mellon and Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

Irene D. O'Neill, CFA, Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2005 and is the fund's lead portfolio manager. Ms. O'Neill has been a Managing Director of BNY Mellon, an affiliate of Dreyfus, since 2006. She has been employed by Dreyfus since March 2008. Messrs. Lee and Sauber have been primary portfolio managers of the fund since November 2017 and February 2018, respectively. Messrs. Lee and Sauber are Senior Analysts at BNY Mellon Wealth Management and have been members of the Large Cap Equity Team since 2005 and 2006, respectively. Messrs. Lee and Sauber have been employed by Dreyfus since November 2017 and February 2018, respectively. Ms. O'Neill and Messrs. Lee and Sauber manage the fund in their capacity as employees of BNY Mellon and Dreyfus.

6574STK0218

February 22, 2018

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section of the funds' Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Thomas Lee[1]	1	$62.9 M	0	0	25	$36.4M
Donald Sauber[2]	0	0	0	0	1,462	$1.3B

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Thomas Lee	Other Accounts	N/A	N/A
Donald Sauber	Other Accounts	N/A	N/A

As of January 31, 2018, Mr. Lee did not beneficially own any shares of Dreyfus Large Cap Equity Fund or Dreyfus Large Cap Growth Fund.

As of January 31, 2018, Mr. Sauber did not beneficially own any shares of Dreyfus Large Cap Equity Fund or Dreyfus Large Cap Growth Fund.

1 Because Mr. Lee was appointed a primary portfolio manager of Dreyfus Large Cap Equity Fund on February 22, 2018, his information is as of January 31, 2018.

2  Because Mr. Sauber was appointed a primary portfolio manager of Dreyfus Large Cap Equity Fund and Dreyfus Large Cap Growth Fund on February 22, 2018, his information is as of January 31, 2018.

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